INVESTMENT IN UNCONSOLIDATED AFFILIATES - Summary of financial information for the joint ventures from formation (Detail) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Schedule of Investments [Line Items]
Total net revenue	$ 20,974			$ 26,947			$ 66,522	$ 55,221
Net (loss) income	(28,896)	$ (10,973)	$ (9,942)	$ (251)	$ 3,819	$ (1,494)	(49,812)	$ 2,074
Current assets	43,080						43,080		$ 34,096
Current liabilities	37,298						37,298		35,267
Corporate Joint Venture [Member] | Mod Cloth
Schedule of Investments [Line Items]
Total net revenue	2,822						12,172
Gross margin	1,245						5,242
Net (loss) income	(1,111)						(3,642)
Current assets	3,878						3,878		5,009
Long term assets	6,202						6,202		6,303
Current liabilities	13,379						13,379		8,539
Long term liabilities	3,292						3,292		5,698
Corporate Joint Venture [Member] | Mod Cloth | Nogin Inc [Member]
Schedule of Investments [Line Items]
Total net revenue									25,486
Gross margin									9,326
Net (loss) income									(8,288)
Current assets									5,009
Long term assets									6,303
Current liabilities									8,539
Long term liabilities									5,698
Corporate Joint Venture [Member] | IPCO
Schedule of Investments [Line Items]
Total net revenue	4,991						18,558
Gross margin	3,943						14,190
Net (loss) income	(461)						(1,767)
Current assets	3,759						3,759		2,596
Long term assets	5,672						5,672		6,130
Current liabilities	7,300						7,300		1,699
Long term liabilities	$ 0						$ 0		0
Corporate Joint Venture [Member] | IPCO | Nogin Inc [Member]
Schedule of Investments [Line Items]
Total net revenue									133
Gross margin									98
Net (loss) income									(8)
Current assets									2,596
Long term assets									6,130
Current liabilities									1,699
Long term liabilities									$ 0